Schedule of Investments (unaudited)	iShares® MSCI Global Sustainable Development Goals ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.5%
CSL Ltd.	23,990	$4,162,425
IDP Education Ltd.	27,162	406,353
Vicinity Ltd.	551,990	690,841
		5,259,619
Austria — 0.5%
Verbund AG	16,827	1,602,970

Belgium — 4.6%
Argenx SE(a)	716	317,514
Elia Group SA/NV	11,085	1,201,394
Umicore SA	535,827	14,319,148
		15,838,056
Canada — 2.7%
Northland Power Inc.	64,445	1,047,686
RioCan REIT	26,922	346,606
Saputo Inc.	189,571	3,685,385
West Fraser Timber Co. Ltd.	58,974	4,277,402
		9,357,079
Chile — 1.0%
Empresas CMPC SA	1,712,851	3,313,168

China — 12.2%
3SBio Inc.(b)	386,500	358,973
Akeso Inc.(a)(b)	31,000	197,835
Anjoy Foods Group Co. Ltd., Class A	4,400	70,212
BeiGene Ltd.(a)	22,521	323,183
Beijing Easpring Material Technology Co. Ltd., Class A	17,000	97,420
Beijing Enterprises Water Group Ltd.	6,020,000	1,209,496
BYD Co. Ltd., Class A	39,500	1,099,441
BYD Co.Ltd., Class H	229,000	6,154,742
CECEP Solar Energy Co. Ltd., Class A	96,700	75,354
CECEP Wind Power Corp, Class A	89,100	38,406
China Everbright Environment Group Ltd.	5,980,000	1,966,367
China Longyuan Power Group Corp. Ltd., Class H	1,665,000	1,245,270
China Medical System Holdings Ltd.	123,000	236,268
China Mengniu Dairy Co. Ltd.	1,195,000	3,744,396
China Railway Signal & Communication Corp. Ltd., Class A	185,655	112,905
China Three Gorges Renewables Group Co. Ltd., Class A	327,100	210,521
Chongqing Zhifei Biological Products Co. Ltd., Class A	17,200	156,977
Contemporary Amperex Technology Co. Ltd., Class A	144,420	3,375,206
CSPC Pharmaceutical Group Ltd.	739,520	666,012
East Buy Holding Ltd.(a)(b)	65,500	243,093
Farasis Energy Gan Zhou Co. Ltd., NVS	41,738	109,458
Flat Glass Group Co. Ltd., Class A	24,500	86,837
Flat Glass Group Co. Ltd., Class H	27,000	44,415
Ginlong Technologies Co. Ltd., Class A	5,400	50,404
Hansoh Pharmaceutical Group Co. Ltd.(b)	50,000	101,049
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	7,800	24,564
Henan Shuanghui Investment & Development Co. Ltd., Class A	101,500	370,432
Hengan International Group Co. Ltd.	313,000	1,142,757
Hengdian Group DMEGC Magnetics Co. Ltd.	47,100	89,217
Hoymiles Power Electronics Inc., NVS	441	13,792
Innovent Biologics Inc.(a)(b)	38,500	225,474
Jiangsu GoodWe Power Supply Technology Co. Ltd., NVS	3,938	59,488
Kingdee International Software Group Co. Ltd.(a)	210,000	291,962
Li Auto Inc.(a)	289,744	5,357,323
Security	Shares	Value

China (continued)
Ming Yang Smart Energy Group Ltd., Class A	117,300	$221,037
NIO Inc., ADR(a)(c)	687,815	5,000,415
Nongfu Spring Co. Ltd., Class H(b)	64,400	367,323
Pylon Technologies Co. Ltd., NVS	2,654	37,849
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	8,900	31,308
Shuangliang Eco-Energy Systems Co. Ltd.	107,000	128,537
Sungrow Power Supply Co. Ltd., Class A	26,000	302,362
Tingyi Cayman Islands Holding Corp.	1,002,000	1,261,069
Titan Wind Energy Suzhou Co. Ltd., Class A(a)	43,800	76,608
Vinda International Holdings Ltd.	164,000	421,696
Xinyi Solar Holdings Ltd.	2,350,000	1,348,163
XPeng Inc.(a)(c)	186,732	1,556,169
Yadea Group Holdings Ltd.(b)	578,000	1,086,893
Yihai Kerry Arawana Holdings Co. Ltd., Class A	51,400	250,958
Zai Lab Ltd.(a)	29,850	81,654
Zhejiang Chint Electrics Co. Ltd., Class A	84,000	257,778
		41,979,068
Denmark — 9.3%
Genmab A/S(a)	2,639	830,006
Novo Nordisk A/S	88,624	9,054,237
Orsted A/S(b)	121,030	5,699,033
Rockwool A/S, Class B	7,197	1,945,888
Vestas Wind Systems A/S(a)	523,026	14,461,999
		31,991,163
France — 1.6%
Covivio	18,196	889,301
Gecina SA	3,941	436,372
Ipsen SA	3,813	429,900
Klepierre SA	62,807	1,581,050
Unibail-Rodamco-Westfield, New(a)	36,616	2,333,067
		5,669,690
Germany — 2.7%
LEG Immobilien SE(a)	23,164	1,775,023
Vonovia SE	269,318	7,490,626
		9,265,649
Hong Kong — 4.5%
Henderson Land Development Co. Ltd.	325,000	882,167
Link REIT	232,220	1,146,895
MTR Corp. Ltd.	421,000	1,509,072
Swire Properties Ltd.	221,600	430,340
WH Group Ltd.(b)	17,938,000	11,521,141
		15,489,615
India — 0.5%
Adani Green Energy Ltd.(a)	13,957	172,183
Colgate-Palmolive India Ltd.	5,673	149,623
Hindustan Unilever Ltd.	34,918	1,066,217
Marico Ltd.	29,281	189,229
Nestle India Ltd.	1,145	332,716
		1,909,968
Indonesia — 0.2%
Indofood CBP Sukses Makmur Tbk PT	661,500	492,607
Unilever Indonesia Tbk PT	713,200	167,875
		660,482
Japan — 14.1%
Asahi Intecc Co. Ltd.	7,600	147,446
Central Japan Railway Co.	230,400	5,527,332
Chugai Pharmaceutical Co. Ltd.	26,200	925,299
Daiichi Sankyo Co. Ltd.	85,000	2,303,256
Daiwa House Industry Co. Ltd.	483,000	13,724,166
Daiwa House REIT Investment Corp.	191	340,111

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Sustainable Development Goals ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
East Japan Railway Co.	171,000	$9,236,224
Eisai Co. Ltd.	21,500	1,116,520
GLP J-REIT	362	341,534
Japan Metropolitan Fund Invest	728	484,451
Japan Real Estate Investment Corp.	102	395,936
Kyowa Kirin Co. Ltd.	25,500	421,543
Nippon Building Fund Inc.	125	524,121
Nippon Prologis REIT Inc.	221	418,284
Nissin Foods Holdings Co. Ltd.	15,300	1,519,866
Nomura Real Estate Master Fund Inc.	392	448,994
Ono Pharmaceutical Co. Ltd.	48,400	891,722
Open House Group Co. Ltd.	94,000	2,625,264
Shionogi & Co. Ltd.	21,100	994,897
Sysmex Corp.	11,800	652,737
Terumo Corp.	37,500	1,197,281
TOTO Ltd.	87,700	2,249,288
Unicharm Corp.	70,300	2,259,065
		48,745,337
Malaysia — 0.1%
PPB Group Bhd	62,800	190,038
QL Resources Bhd	213,000	256,450
		446,488
Mexico — 0.6%
Gruma SAB de CV, Class B	61,069	1,131,755
Kimberly-Clark de Mexico SAB de CV, Class A	425,893	861,668
		1,993,423
Netherlands — 0.3%
JDE Peet’s NV	41,840	1,121,265

Norway — 0.9%
Mowi ASA	130,605	2,324,770
Salmar ASA	15,917	872,233
		3,197,003
Saudi Arabia — 0.2%
ACWA Power Co.	1,971	120,486
Almarai Co. JSC	29,530	439,231
		559,717
Singapore — 1.1%
CapitaLand Ascendas REIT	358,900	762,267
CapitaLand Integrated Commercial Trust	860,140	1,170,001
City Developments Ltd.	296,100	1,384,939
Mapletree Pan Asia Commercial Trust	377,300	386,328
		3,703,535
South Korea — 4.2%
LG Energy Solution(a)	15,466	5,420,848
Samsung SDI Co. Ltd.	24,619	8,964,422
		14,385,270
Spain — 0.4%
Corp. ACCIONA Energias Renovables SA	22,382	664,553
EDP Renovaveis SA	43,188	788,795
		1,453,348
Sweden — 2.6%
Essity AB, Class B	282,122	7,057,940
Svenska Cellulosa AB SCA, Class B	88,969	1,321,888
Swedish Orphan Biovitrum AB(a)	22,395	532,164
		8,911,992
Switzerland — 4.6%
Geberit AG, Registered	3,317	1,860,883
Novartis AG, Registered	144,955	14,089,950
		15,950,833
Security	Shares	Value

Taiwan — 1.7%
Taiwan High Speed Rail Corp.	562,000	$541,158
Uni-President Enterprises Corp.	2,352,000	5,490,387
		6,031,545
Thailand — 0.1%
BTS Group Holdings PCL, NVDR	1,200,200	247,719

United Kingdom — 1.9%
Berkeley Group Holdings PLC	29,050	1,704,801
Land Securities Group PLC	58,291	460,159
Pearson PLC	359,067	4,259,436
		6,424,396
United States — 25.1%
Alexandria Real Estate Equities Inc.	24,635	2,695,069
Alnylam Pharmaceuticals Inc.(a)(c)	2,904	488,598
Amgen Inc.	32,644	8,802,127
BioMarin Pharmaceutical Inc.(a)	12,294	1,119,738
Boston Properties Inc.	44,651	2,541,982
Darling Ingredients Inc.(a)(c)	118,060	5,179,292
Dexcom Inc.(a)	14,507	1,675,849
Digital Realty Trust Inc.	54,872	7,615,136
Edwards Lifesciences Corp.(a)	34,720	2,350,891
Enphase Energy Inc.(a)	29,932	3,023,731
First Solar Inc.(a)	18,754	2,959,006
Hormel Foods Corp.	115,161	3,522,775
Incyte Corp.(a)	25,895	1,407,134
Insulet Corp.(a)(c)	3,812	720,811
Jazz Pharmaceuticals PLC(a)	14,535	1,718,473
Kimberly-Clark Corp.	100,817	12,474,087
Lucid Group Inc.(a)(c)	88,666	374,171
Regeneron Pharmaceuticals Inc.(a)	5,920	4,876,955
Rivian Automotive Inc., Class A(a)(c)	128,811	2,158,872
Seagen Inc.(a)	2,760	588,460
Sun Communities Inc.	17,354	2,244,566
United Therapeutics Corp.(a)	4,570	1,096,800
Vertex Pharmaceuticals Inc.(a)	13,133	4,659,720
Weyerhaeuser Co.	254,441	7,976,725
Xylem Inc./NY	40,350	4,241,996
		86,512,964

Total Long-Term Investments — 99.2%
(Cost: $371,571,861)		342,021,362

Short-Term Securities

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	6,126,767	6,129,830
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(d)(e)	3,580,000	3,580,000

Total Short-Term Securities — 2.8%
(Cost: $9,708,970)		9,709,830

Total Investments — 102.0%
(Cost: $381,280,831)		351,731,192
Liabilities in Excess of Other Assets — (2.0)%		(7,052,389)

Net Assets — 100.0%		$344,678,803

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Sustainable Development Goals ETF
November 30, 2023

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,698,366	$—		$(2,569,942	)(a)	$351	$1,055	$6,129,830	6,126,767	$12,352	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	310,000	3,270,000	(a)	—		—	—	3,580,000	3,580,000	5,168		—
						$351	$1,055	$9,709,830		$17,520		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	14	12/15/23	$1,489	$(4,486)
MSCI Emerging Markets Index	18	12/15/23	888	(21)
S&P 500 E-Mini Index	2	12/15/23	458	758
				$(3,749)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Sustainable Development Goals ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$109,380,987	$232,640,375	$—	$342,021,362
Short-Term Securities
Money Market Funds	9,709,830	—	—	9,709,830
	$119,090,817	$232,640,375	$—	$351,731,192

Derivative Financial Instruments(a)
Assets
Equity Contracts	$758	$—	$—	$758
Liabilities
Equity Contracts	(4,507)	—	—	(4,507)
	$(3,749)	$—	$—	(3,749)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

 4